Share-Based Compensation - Restricted Stock Units (Details) - RSUs	6 Months Ended
Jun. 30, 2020 $ / shares shares
Restricted Stock Units
Unvested and outstanding beginning balance (shares) | shares	500,000
Granted (shares) | shares	0
Vested (shares) | shares	0
Canceled of forfeited (shares) | shares	(11,250)
Unvested and outstanding ending balance (shares) | shares	488,750
Weighted average grant date fair value
Unvested and outstanding beginning balance weighted average grant date fair value (usd per share) | $ / shares	$ 12.09
Granted weighted average grant date fair value (usd per share) | $ / shares	0
Vested weighted average grant date fair value (usd per share) | $ / shares	0
Canceled or forfeited weighted average grant date fair value (usd per share) | $ / shares	12.09
Unvested and outstanding ending balance weighted average grant date fair value (usd per share) | $ / shares	$ 12.09